Exhibit 99.1

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

Collection Period	29-Feb-20	30/360 Days	30	Collection Period Start	1-Feb-20
Distribution Date	16-Mar-20	Actual/360 Days	27	Collection Period End	29-Feb-20
				Prior Month Settlement Date	18-Feb-20
				Current Month Settlement Date	16-Mar-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,281,676,549.07	62,228,096.98	0.00	0.000000
Yield Supplement Overcollaterization		51,665,723.63	592,283.24	0.00
Total Adjusted Portfolio		1,230,010,825.44	61,635,813.74	0.00
Total Adjusted Securities		1,230,010,825.44	61,635,813.74	0.00	0.000000
Class A-1 Notes	0.40000%	260,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	0.87000%	360,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	2.00825%	100,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	1.37000%	354,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	1.67000%	106,810,000.00	12,434,988.30	0.00	0.000000
Certificates	0.00000%	49,200,825.44	49,200,825.44	0.00	0.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	12,434,988.30	17,305.36	116.4215738	0.1620200
Certificates	49,200,825.44	0.00	—	—

Total Securities	61,635,813.74	17,305.36

I. COLLECTIONS

Interest:
Interest Collections				125,547.84
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				125,547.84
Principal:
Principal Collections				7,392,063.55
Repurchased Loan Proceeds Related to Principal				54,769,533.65

Total Principal Collections				62,161,597.20
Recoveries of Defaulted Receivables				105,830.65
Servicer Advances				1,523.42

Total Collections				62,394,499.11

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			16,061	61,635,813.74
Total Principal Payment				61,635,813.74

			—	0.00

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	62,394,499.11
Reserve Account Draw	3,075,027.06
Total Available for Distribution	65,469,526.17
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	51,856.75
Servicing Fee Paid	51,856.75
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	17,305.36
Class A-4 Notes Monthly Interest Paid	17,305.36
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		17,305.36
Total Note Monthly Interest Paid		17,305.36
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		65,400,364.07
4. Total Monthly Principal Paid on the Notes		12,434,988.30
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		12,434,988.30
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		49,200.825.44
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		49,200,825.44
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		3,764,550.33
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		3,764,550.33

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,075,027.06
Required Reserve Account Amount		3,075,027.06
Beginning Reserve Account Balance		3,075,027.06
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		0.00
Required Reserve Account Amount for Next Period		3,075,027.06

VI. POOL STATISTICS

Weighted Average Coupon		2.60%
Weighted Average Remaining Maturity		12.54

	Amount	Number
Principal on Defaulted Receivables	66,499.78	14
Principal Recoveries of Defaulted Receivables	105,830.65

Monthly Net Losses	(39,330.87)
Pool Balance at Beginning of Collection Period	62,228,096.98
Net Loss Ratio for Third Preceding Collection Period	-0.44%
Net Loss Ratio for Second Preceding Collection Period	-0.34%
Net Loss Ratio for Preceding Collection Period	-0.32%
Net Loss Ratio for Current Collection Period	-0.76%
Four-Month Average Net Loss Ratio	-0.46%
Cumulative Net Losses for all Periods	8,098,938.03

Nissan Auto Receivables 2015-C Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	786,473.81	136	0.00%
61-90 Days Delinquent	206,562.03	35	0.00%
91-120 Days Delinquent	64,078.22	12	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,057,114.06	183	0.00%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.34%	0.25%
Delinquency Ratio for Second Preceding Collection Period	0.42%	0.30%
Delinquency Ratio for Preceding Collection Period	0.55%	0.38%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.33%	0.23%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.			NO

2. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

5. Has there been an issuance of notes or other securities backed by the Receivables?			NO
6. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO